American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
February 28, 2021

NT International Small-Mid Cap - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Australia — 5.9%
carsales.com Ltd.	197,901	2,839,233
Mineral Resources Ltd.	33,622	983,490
NEXTDC Ltd.(1)	592,629	5,096,282
Nickel Mines Ltd.	3,790,792	4,093,733
NRW Holdings Ltd.	845,057	1,311,176
OZ Minerals Ltd.	372,965	6,440,122
Redbubble Ltd.(1)	626,448	2,457,192
Seven Group Holdings Ltd.(2)	461,872	7,727,321
		30,948,549
Belgium — 0.8%
D'ieteren SA	47,529	4,009,420
Canada — 9.7%
BRP, Inc.	72,333	5,226,324
CAE, Inc.	212,817	5,632,309
Colliers International Group, Inc. (Toronto)(2)	72,668	7,530,611
Descartes Systems Group, Inc. (The)(1)	44,818	2,624,068
Element Fleet Management Corp.	539,690	5,292,575
FirstService Corp.	17,712	2,687,420
Innergex Renewable Energy, Inc.	131,864	2,495,116
Jamieson Wellness, Inc.	57,384	1,560,181
Nuvei Corp.(1)	83,001	4,362,533
Parex Resources, Inc.(1)	310,404	4,961,195
TFI International, Inc.	117,504	8,207,552
		50,579,884
China — 0.9%
Minth Group Ltd.	1,132,000	4,966,137
Denmark — 2.5%
ALK-Abello A/S(1)	14,579	6,132,655
Netcompany Group A/S(1)	5,794	517,466
Pandora A/S	31,437	3,048,023
Royal Unibrew A/S	30,918	3,182,152
		12,880,296
Finland — 2.8%
Huhtamaki Oyj	56,824	2,555,551
Metso Outotec Oyj	745,927	8,374,240
Musti Group Oyj(1)	122,200	3,938,826
		14,868,617
France — 3.0%
APERAM SA	117,132	4,902,388
Elis SA(1)	236,096	4,083,108
SOITEC(1)	31,439	6,623,706
		15,609,202
Germany — 4.9%
Dermapharm Holding SE	60,537	4,285,737
flatexDEGIRO AG(1)	59,710	6,280,375
Hypoport SE(1)	4,400	3,088,479
LPKF Laser & Electronics AG	95,125	2,974,651
ProSiebenSat.1 Media SE(1)	308,262	6,310,982

TeamViewer AG(1)	49,535	2,658,324
		25,598,548
Hong Kong — 0.9%
Man Wah Holdings Ltd.	2,052,000	4,486,746
Ireland — 1.2%
AIB Group plc(1)(2)	2,738,436	6,195,334
Israel — 4.0%
Inmode Ltd.(1)	87,979	6,067,032
Kornit Digital Ltd.(1)	72,474	8,198,984
Nova Measuring Instruments Ltd.(1)	78,890	6,626,760
		20,892,776
Italy — 1.5%
FinecoBank Banca Fineco SpA(1)	180,963	3,181,381
MARR SpA(1)	204,676	4,654,999
		7,836,380
Japan — 22.3%
Anritsu Corp.	245,500	5,254,129
Asics Corp.	228,600	3,779,402
ASKUL Corp.	129,100	4,268,878
CKD Corp.	213,700	4,648,502
en-japan, Inc.	121,100	3,661,540
Hennge KK(1)	16,400	1,176,536
IHI Corp.	234,200	4,378,804
IR Japan Holdings Ltd.	21,000	2,545,101
Isetan Mitsukoshi Holdings Ltd.	668,200	4,938,053
Japan Elevator Service Holdings Co. Ltd.	130,600	2,593,436
Japan Hotel REIT Investment Corp.	4,792	3,019,879
Japan Steel Works Ltd. (The)	180,800	4,714,028
Kakaku.com, Inc.	130,300	4,126,439
Kuraray Co. Ltd.	115,800	1,316,638
Mabuchi Motor Co. Ltd.	133,500	5,946,450
Menicon Co. Ltd.	40,200	2,380,445
Nabtesco Corp.	62,300	2,667,983
Nextage Co. Ltd.	194,700	3,148,737
Nippon Gas Co. Ltd.	142,600	6,587,897
Nissan Chemical Corp.	18,300	1,001,506
Open House Co. Ltd.	182,500	7,023,130
Park24 Co. Ltd.(1)	236,600	5,156,526
Ryohin Keikaku Co. Ltd.	298,900	6,779,631
SHO-BOND Holdings Co. Ltd.	141,600	6,214,538
Sushiro Global Holdings Ltd.	201,600	7,602,577
Zenkoku Hosho Co. Ltd.	100,300	4,628,883
Zeon Corp.	436,100	6,438,740
		115,998,408
Netherlands — 4.5%
Arcadis NV(1)	88,296	3,007,943
ASM International NV	9,975	2,689,590
Basic-Fit NV(1)	103,397	4,384,991
BE Semiconductor Industries NV	72,582	5,479,530
Corbion NV	66,769	3,787,327
OCI NV(1)	201,229	4,320,448
		23,669,829
Norway — 1.4%
Bakkafrost P/F(1)	76,461	5,445,049

LINK Mobility Group Holding ASA(1)	277,727	1,748,106
		7,193,155
Singapore — 0.7%
Mapletree Industrial Trust	1,789,500	3,561,356
Spain — 1.8%
Laboratorios Farmaceuticos Rovi SA	86,788	4,731,616
Melia Hotels International SA(1)	560,714	4,733,620
		9,465,236
Sweden — 8.4%
AddTech AB, B Shares	192,653	2,800,276
BHG Group AB(1)	269,375	4,172,304
Fastighets AB Balder, B Shares(1)	82,025	3,919,540
Lifco AB, B Shares	44,450	4,224,509
Loomis AB	89,459	2,335,677
Nordic Entertainment Group AB, B Shares(1)	101,040	4,592,367
Samhallsbyggnadsbolaget i Norden AB(2)	1,271,137	3,973,060
Sinch AB(1)	21,535	4,021,194
Stillfront Group AB(1)	624,453	6,826,670
Trelleborg AB, B Shares(1)	265,532	6,755,706
		43,621,303
Switzerland — 4.1%
Cembra Money Bank AG	10,303	1,072,924
Comet Holding AG	6,686	1,565,265
DKSH Holding AG	56,647	4,230,792
SIG Combibloc Group AG(1)	244,917	5,431,850
Tecan Group AG	5,092	2,136,598
Zur Rose Group AG(1)	14,570	6,869,310
		21,306,739
United Kingdom — 18.1%
ASOS plc(1)	79,547	6,205,920
Auction Technology Group plc(1)	62,554	679,772
boohoo Group plc(1)	579,995	2,721,805
Diploma plc	193,084	6,234,667
Dr. Martens plc(1)	660,263	4,538,680
Electrocomponents plc	640,688	8,655,902
Endava plc, ADR(1)	53,066	4,693,688
Fevertree Drinks plc	103,472	3,281,522
Future plc	208,906	5,662,856
Games Workshop Group plc	29,439	3,918,771
Grafton Group plc	122,715	1,685,037
HomeServe plc	35,787	518,872
Howden Joinery Group plc(1)	498,922	4,827,485
Intermediate Capital Group plc	323,252	7,793,519
IWG plc(1)	846,447	4,232,509
JET2 plc(1)	225,823	4,574,123
Pets at Home Group plc	932,468	5,122,221
Tritax Big Box REIT plc	1,028,017	2,575,814
Watches of Switzerland Group plc(1)	533,567	4,731,257
Weir Group plc (The)(1)	218,893	6,036,575
WH Smith plc(1)	199,581	5,308,988
		93,999,983
TOTAL COMMON STOCKS (Cost $391,697,749)		517,687,898

TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,110,646)	1,110,646	1,110,646
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,010,315)	4,010,315	4,010,315
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $396,818,710)		522,808,859
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,324,002)
TOTAL NET ASSETS — 100.0%		$520,484,857

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	27.2%
Consumer Discretionary	21.5%
Information Technology	11.2%
Materials	7.9%
Financials	7.2%
Real Estate	6.1%
Communication Services	5.8%
Health Care	4.9%
Consumer Staples	4.8%
Utilities	1.8%
Energy	1.0%
Cash and Equivalents*	0.6%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,442,767. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,408,292, which includes securities collateral of $10,397,977.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	25,586,464	492,101,434	—
Temporary Cash Investments	1,110,646	—	—
Temporary Cash Investments - Securities Lending Collateral	4,010,315	—	—
	30,707,425	492,101,434	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.